UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Lanexa Management, LLC

Address:    101 Park Avenue, 21st Floor
            New York, NY 10178

13F File Number: 28-14219

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Joel Brebbia
Title:      Chief Financial Officer
Phone:      212-716-2655

Signature, Place and Date of Signing:


/s/ Joel Brebbia                New York, New York            February 14, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  42

Form 13F Information Table Value Total:  $70,757
                                         (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name
---   --------------------    ----

(1)   028-14221               Lanexa Global Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                       Lanexa Management, LLC
                                                          December 31, 2012
COLUMN 1                         COLUMN  2    COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7      COLUMN 8

                                                          VALUE   SHRS OR   SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP      (x1000) PRN AMT   PRN CALL   DISCRETION  MNGRS    SOLE      SHARED NONE
--------------                --------------   -----      ------- -------   --- ----   ----------  -----    ----      ------ ----
AKAMAI TECHNOLOGIES INC       COM             00971T101  2,455       60,000 SH         SOLE                    60,000
ALLSCRIPTS HEALTHCARE SOLUTN  COM             01988P108    188       20,000 SH         SOLE                    20,000
APPLE INC                     COM             037833100  2,129        4,000 SH         SOLE                     4,000
AUTODESK INC                  COM             052769106  1,237       35,000 SH         SOLE                    35,000
AUTONAVI HLDGS LTD            SPONSORED ADR   05330F106    875       77,161 SH         SOLE                    77,161
BEST BUY INC                  COM             086516101    178       15,000 SH         SOLE                    15,000
BROADCOM CORP                 CL A            111320107  1,494       45,000 SH         SOLE                    45,000
CALLIDUS SOFTWARE INC         COM             13123E500  1,762      388,000 SH         SOLE                   388,000
CASELLA WASTE SYS INC         CL A            147448104  1,471      335,900 SH         SOLE                   335,900
CITRIX SYS INC                COM             177376100  2,625       40,000 SH         SOLE                    40,000
DEALERTRACK TECHNOLOGIES INC  COM             242309102  2,471       86,043 SH         SOLE                    86,043
DIGITALGLOBE INC              COM NEW         25389M877  2,723      111,425 SH         SOLE                   111,425
E2OPEN INC                    COM             29788A104    820       57,921 SH         SOLE                    57,921
EDWARDS GROUP LTD             SPONSORED ADR   281736108    178       29,228 SH         SOLE                    29,228
ELECTRONIC ARTS INC           COM             285512109    944       65,000 SH         SOLE                    65,000
ELOQUA INC                    COM             290139104    632       26,791 SH         SOLE                    26,791
EXPEDIA INC DEL               COM NEW         30212P303    364        5,921 SH         SOLE                     5,921
FACEBOOK INC                  CL A            30303M102    266       10,000 SH         SOLE                    10,000
FALCONSTOR SOFTWARE INC       COM             306137100  1,492      640,529 SH         SOLE                   640,529
FORMFACTOR INC                COM             346375108  2,449      537,154 SH         SOLE                   537,154
FORTINET INC                  COM             34959E109  1,213       57,703 SH         SOLE                    57,703
FUSION-IO INC                 COM             36112J107  1,937       84,454 SH         SOLE                    84,454
GOOGLE INC                    CL A            38259P508  2,830        4,000 SH         SOLE                     4,000
GUIDANCE SOFTWARE INC         COM             401692108  3,934      331,454 SH         SOLE                   331,454
IDENTIVE GROUP INC            COM             45170X106  2,094    1,396,053 SH         SOLE                 1,396,053
ILLUMINA INC                  COM             452327109    556       10,000 SH         SOLE                    10,000
INFORMATICA CORP              COM             45666Q102    303       10,000 SH         SOLE                    10,000
INPHI CORP                    COM             45772F107  2,573      268,539 SH         SOLE                   268,539
LIMELIGHT NETWORKS INC        COM             53261M104  1,665      750,000 SH         SOLE                   750,000
MICRON TECHNOLOGY INC         COM             595112103  1,585      250,000 SH         SOLE                   250,000
NETAPP INC                    COM             64110D104  2,013       60,000 SH         SOLE                    60,000
NETFLIX INC                   COM             64110L106    231        2,500 SH         SOLE                     2,500
PACIRA PHARMACEUTICALS INC    COM             695127100  1,090       62,400 SH         SOLE                    62,400
PALO ALTO NETWORKS INC        COM             697435105    942       17,600 SH         SOLE                    17,600
QLIK TECHNOLOGIES INC         COM             74733T105  1,787       82,274 SH         SOLE                    82,274
QUALCOMM INC                  COM             747525103  2,474       40,000 SH         SOLE                    40,000
RESPONSYS INC                 COM             761248103    996      167,140 SH         SOLE                   167,140
SANDISK CORP                  COM             80004C101  3,263       75,000 SH         SOLE                    75,000
SEACHANGE INTL INC            COM             811699107  4,835      500,000 SH         SOLE                   500,000
SHUTTERFLY INC                COM             82568P304  3,015      100,934 SH         SOLE                   100,934
TERADATA CORP DEL             COM             88076W103  2,785       45,000 SH         SOLE                    45,000
VMWARE INC                    CL A COM        928563402  1,883       20,000 SH         SOLE                    20,000

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